31. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 11) R$ in Millions	Dec. 31, 2020 BRL (R$)
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	R$ 21,525
Floating interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	19,167
Floating interest rate [member] | Deficit of the pension plan [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	885
Floating interest rate [member] | Debt with pension plan (forluz) [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	559
Floating interest rate [member] | Onerous concessions [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	28
Floating interest rate [member] | Loans, financings and debentures [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	17,695
Fixed interest rate [member] | Suppliers [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	2,358
Up to 1 month [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	2,236
Up to 1 month [member] | Floating interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	98
Up to 1 month [member] | Floating interest rate [member] | Deficit of the pension plan [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	6
Up to 1 month [member] | Floating interest rate [member] | Debt with pension plan (forluz) [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	13
Up to 1 month [member] | Floating interest rate [member] | Loans, financings and debentures [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	79
Up to 1 month [member] | Fixed interest rate [member] | Suppliers [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	2,138
1 to 3 months [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	1,546
1 to 3 months [member] | Floating interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	1,328
1 to 3 months [member] | Floating interest rate [member] | Deficit of the pension plan [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	11
1 to 3 months [member] | Floating interest rate [member] | Debt with pension plan (forluz) [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	25
1 to 3 months [member] | Floating interest rate [member] | Onerous concessions [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	1
1 to 3 months [member] | Floating interest rate [member] | Loans, financings and debentures [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	1,291
1 to 3 months [member] | Fixed interest rate [member] | Suppliers [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	218
3 months to 1 year [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	1,808
3 months to 1 year [member] | Floating interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	1,806
3 months to 1 year [member] | Floating interest rate [member] | Deficit of the pension plan [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	51
3 months to 1 year [member] | Floating interest rate [member] | Debt with pension plan (forluz) [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	115
3 months to 1 year [member] | Floating interest rate [member] | Onerous concessions [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	2
3 months to 1 year [member] | Floating interest rate [member] | Loans, financings and debentures [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	1,638
3 months to 1 year [member] | Fixed interest rate [member] | Suppliers [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	2
1 to 5 years [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	13,557
1 to 5 years [member] | Floating interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	13,557
1 to 5 years [member] | Floating interest rate [member] | Deficit of the pension plan [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	295
1 to 5 years [member] | Floating interest rate [member] | Debt with pension plan (forluz) [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	406
1 to 5 years [member] | Floating interest rate [member] | Onerous concessions [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	11
1 to 5 years [member] | Floating interest rate [member] | Loans, financings and debentures [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	12,845
After 2026 [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	2,378
After 2026 [member] | Floating interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	2,378
After 2026 [member] | Floating interest rate [member] | Deficit of the pension plan [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	522
After 2026 [member] | Floating interest rate [member] | Debt with pension plan (forluz) [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk
After 2026 [member] | Floating interest rate [member] | Onerous concessions [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	14
After 2026 [member] | Floating interest rate [member] | Loans, financings and debentures [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	R$ 1,842